STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of restricted stock granted

The restricted stock granted and exercisable at December 31, 2016 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.10	2,880,000	$0.10	2,880,000	$0.10
$0.10	1,440,000	$0.10	1,440,000	$0.10
	4,320,000	$0.10	4,320,000	$0.10

Schedule of fair value assumptions

The fair value of Warrants issued were valued at $0.464 per share using the Black-Scholes pricing model and the following weighted average assumptions were used:

Year ended December 31, 2015

Calculated stock price	$0.875
Risk-free interest rate	1.38% to 1.74%
Expected life of warrants (in years)	5
Expected volatility of the underlying stock	159.5%
Expected dividend rate	0%

Schedule of warrant activity

A summary of warrant activity during the period January 1, 2015 to December 31, 2016 is as follows:

	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2015	-	$-	$-
Granted	6,219,200	0.625	0.625
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2015	6,219,200	$0.625	$0.625
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2016	6,219,200	$0.625	$0.625

Schedule of exercise price range of warrants

The warrants outstanding and exercisable at December 31, 2016 are as follows:

	Warrants Outstanding				Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price		Number Exercisable	Weighted Average Exercise Price		Weighted Average Remaining Contractual life in years
$0.625	6,219,200	3.75		$0.625	6,219,200		$0.625	3.75

	6,219,200		$		6,219,200	$